Cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Cash flow information [Abstract]
Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory

The table below analyses movement in the Group’s financial liabilities for the years indicated, including both cash and non-cash changes:

	Borrowings	Interest payable	Lease liabilities	Convertible bonds	Revenue-based financing	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 15)		(Note 11)	(Note 18)

At January 1, 2024	754,774	1,078	14,090	272,684	21,628	1,064,254
Changes from financing cash flows	86,236	(39,940)	(6,063)	—	(20,849)	19,384
New leases	—	—	4,025	—	—	4,025
Interest expense	—	40,047	564	—	1,825	42,436
Changes in fair values	—	—	—	(426)	—	(426)
Conversion of convertible bonds to shares	—	—	—	(29,785)	—	(29,785)
New issuance of convertible bonds	—	—	—	251,594	—	251,594
Maturity of convertible bonds	—	—	—	(255,458)	—	(255,458)
Disposals	—	—	(4,396)	—		(4,396)
Disposal of subsidiaries	(6,965)	—	(3,668)	—	—	(10,633)
Reclassified as liabilities relating to assets classified as held for sale (Note 5)	(10,000)	—	—	—	—	(10,000)
Exchange differences	—	—	—	2,915	—	2,915
At December 31, 2024	824,045	1,185	4,552	241,524	2,604	1,073,910
	Borrowings	Interest payable	Lease liabilities	Convertible bonds	Revenue-based financing	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 15)		(Note 11)	(Note 18)
At January 1, 2025	824,045	1,185	4,552	241,524	2,604	1,073,910
Liabilities relating to assets classified as held for sale at January 1, 2025	10,000	—	—	—	—	10,000
Changes from financing cash flows	(326,542)	(32,784)	(1,654)	(12,652)	(2,604)	(376,236)
New leases	—	—	3,258	—	—	3,258
Interest expenses	—	32,561	92	—	—	32,653
Changes in fair values	—	—	—	(144,659)	—	(144,659)
Settled by issuance of warrants	—	—	—	(3,594)	—	(3,594)
Settled by new borrowings	78,174	—	—	(78,174)	—	—
Gain on extinguishment of convertible bonds	—	—	—	(2,450)	—	(2,450)
Disposals	—	—	(3,658)	—	—	(3,658)
Foreign exchange movement	(2,953)	—	—	5	—	(2,948)
At December 31, 2025	582,724	962	2,590	—	—	586,276